Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Common Stock	Capital in Excess of Par Value	Retained Earnings	Accumulated Other Comprehensive Loss, net of tax	Total
Beginning balance, amount at Sep. 30, 2008	$ 912	$ 33,932	$ 102,473	$ 38	$ 137,355
Beginning balance, shares at Sep. 30, 2008	9,117,258
Exercise of stock options, shares	31,650
Exercise of stock options, amount	3	368			371
Excess tax benefits from exercises of stock options and vesting of restricted stock		80			80
Stock option compensation		381			381
Restricted stock expense		193			193
Shares granted to Directors, shares	12,000
Shares granted to Directors, amount	1	293			294
Restricted stock forfeitures, shares	(1,800)
Net income			3,753		3,753
Minimum pension liability, net of tax				9	9
Net actuarial loss retiree health, net of tax				(28)	(28)
Ending balance, amount at Sep. 30, 2009	916	35,247	106,226	19	142,408
Ending balance, shares at Sep. 30, 2009	9,159,108
Exercise of stock options, shares	107,100
Exercise of stock options, amount	11	721			732
Excess tax benefits from exercises of stock options and vesting of restricted stock		740			740
Stock option compensation		402			402
Restricted stock expense		48			48
Shares granted to Directors, shares	12,000
Shares granted to Directors, amount	1	353			354
Restricted stock forfeitures, shares	(120)
Net income			7,371		7,371
Minimum pension liability, net of tax				7	7
Net actuarial loss retiree health, net of tax				(6)	(6)
Ending balance, amount at Sep. 30, 2010	928	37,511	113,597	20	152,056
Ending balance, shares at Sep. 30, 2010	9,278,088
Exercise of stock options, shares	54,035
Exercise of stock options, amount	6	532			538
Excess tax benefits from exercises of stock options and vesting of restricted stock		322			322
Stock option compensation		370			370
Shares granted to Directors, shares	10,500
Shares granted to Directors, amount	1	333			334
Shares purchased and canceled, shares	(54,600)
Shares purchased and canceled, amount	(6)	(223)	(1,166)		(1,395)
Net income			12,211		12,211
Minimum pension liability, net of tax				8	8
Net actuarial loss retiree health, net of tax				3	3
Ending balance, amount at Sep. 30, 2011	$ 929	$ 38,845	$ 124,642	$ 31	$ 164,447
Ending balance, shares at Sep. 30, 2011	9,288,028